Related Party Transactions - Schedule of Related Party Amounts Included in Balance Sheets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Due from related parties, Accounts receivable	$ 1	$ 7
Due to related parties, Accounts payable	$ 1	$ 7